THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED AUGUST 15, 2005.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2005
                                                         --------------

                CHECK HERE IF AMENDMENT [ X]; AMENDMENT NUMBER:    1
                                                               ---------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.
                         [X] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

    NAME:                  Thomas W. Smith
                          ------------------------------------------------------
    ADDRESS:               323 Railroad Avenue   Greenwich   CT         06830
                          ------------------------------------------------------
                           (Street)              (City)      (State)    (Zip)

    FORM 13F FILE NUMBER:  028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
         NAME:     Thomas W. Smith
         TITLE:    Investment Manager
         PHONE:    203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

           /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

           Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

           August 26, 2005
--------------------------------------------------------------------------------
[Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

           NUMBER OF OTHER INCLUDED MANAGERS:            1
                                                       ---

           FORM 13F INFORMATION TABLE ENTRY TOTAL:       3
                                                       ---

           FORM 13F INFORMATION TABLE VALUE TOTAL:     $53,347 (thousands)
                                                       ----------

LIST OF OTHER INCLUDED MANAGERS:

NO.                FORM 13F FILE NO.:       NAME:
---                -----------------        ----
01                 028-10290                Scott J. Vassalluzzo
---                -----------------        --------------------

                                                CONFIDENTIAL TREATMENT REQUESTED

                           FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER        VOTING  AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN  CALL  DSCRETN   MANAGERS        SOLE   SHARED    NONE
     --------------       --------------     -----   --------    -------  ---  ----  -------   --------        ----   ------    ----
W HOLDINGS COMPANY INC.         COM       929251106      822      81,670   SH          SOLE                  81,670
W HOLDINGS COMPANY INC.         COM       929251106    37988   3,772,369   SH          OTHER      01      3,772,369
LIFE TIME FITNESS, INC.         COM       53217R207    14537     538,800   SH          OTHER      01        538,800